Note 03 - Assets and liabilities disposed (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets and liabilities disposed
Cash and cash equivalents	€ 0	€ 50	€ 47
All remaining assets	2,713	4,619	848
Total assets disposed	2,714	4,669	895
Total liabilities disposed	€ 1,003	€ 6,035	€ 814